Financing receivables - Changes in Allowance for Losses for Current Period (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended				3 Months Ended		6 Months Ended			3 Months Ended			6 Months Ended					3 Months Ended				6 Months Ended				3 Months Ended		6 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013 Loans at banks [Member]	Sep. 30, 2012 Loans at banks [Member]	Sep. 30, 2013 Loans at banks [Member]		Sep. 30, 2012 Loans at banks [Member]	Sep. 30, 2013 Short-term secured margin loans [Member]	Sep. 30, 2012 Short-term secured margin loans [Member]		Sep. 30, 2013 Short-term secured margin loans [Member]	Sep. 30, 2012 Short-term secured margin loans [Member]		Sep. 30, 2013 Inter-bank money market loans [Member]	Mar. 31, 2013 Inter-bank money market loans [Member]	Sep. 30, 2013 Corporate loans [Member]		Sep. 30, 2012 Corporate loans [Member]		Sep. 30, 2013 Corporate loans [Member]		Sep. 30, 2012 Corporate loans [Member]		Sep. 30, 2013 Advances to affiliated companies [Member]	Sep. 30, 2012 Advances to affiliated companies [Member]	Sep. 30, 2013 Advances to affiliated companies [Member]	Sep. 30, 2012 Advances to affiliated companies [Member]
Financing receivable, allowance for credit losses [Line items]
Allowance for loan losses, Opening balance	¥ 958		¥ 3,226		¥ 939		¥ 3,385		¥ 787	¥ 552	¥ 789		¥ 552	¥ 21	¥ 17		¥ 26	¥ 24				¥ 121		¥ 2,606		¥ 95		¥ 2,758		¥ 29	¥ 51	¥ 29	¥ 51
Allowance for loan losses, Provision for losses	(116)		(679)		(95)		(683)		(90)	211	(90)		211	(2)	(4)		(7)	0				4		(867)		30		(875)		(28)	(19)	(28)	(19)
Allowance for loan losses, Charge-offs			(24)		(2)		(35)			(1)	(2)		(1)					(11)						(23)				(23)
Allowance for loan losses, Other	0	[1]	30	[1]	0	[1]	(114)	[1]			0	[1]			0	[1]		0	[1]			0	[1]	30	[1]	0	[1]	(114)	[1]
Allowance for loan losses, Ending balance	842		2,553		842		2,553		697	762	697		762	19	13		19	13				125		1,746		125		1,746		1	32	1	32
Allowance for receivables other than loans, Opening balance	2,487		1,512		1,319		1,503
Allowance for receivables other than loans, Provision for losses	(110)		73		1,167		89
Allowance for receivables other than loans, Charge-offs	(12)				(134)
Allowance for receivables other than loans, Other	(2)	[1]	(4)	[1]	11	[1]	(11)	[1]
Allowance for receivables other than loans, Ending balance	2,363		1,581		2,363		1,581
Total allowance for doubtful accounts, Opening balance	3,445		4,738		2,258		4,888
Total allowance for doubtful accounts, Provision for losses	(226)		(606)		1,072		(594)
Total allowance for doubtful accounts, Charge-offs	(12)		(24)		(136)		(35)
Total allowance for doubtful accounts, Other	(2)	[1]	26	[1]	11	[1]	(125)	[1]
Total allowance for doubtful accounts, Ending balance	¥ 3,205		¥ 4,134		¥ 3,205		¥ 4,134

[1]	Includes the effect of foreign exchange movements.